Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
15.	Derivative Instruments and Hedging Activities

The Company uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts.

As at December 31, 2013, the Company was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency	Average Forward Rate(1)	Fair Value / Carrying Amount of Asset (Liability) $
				Expected Maturity
				2014 $	2015 $
Norwegian Kroner	641,100	6.03	(1,424)	92,772	13,541
Canadian Dollar	10,000	1.06	(56)	9,457	—

			(1,480)	102,229	13,541

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Company enters into cross currency swaps, and pursuant to these swaps the Company receives the principal amount in NOK on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Company’s NOK-denominated bonds due in 2015 through 2018. In addition, the cross currency swaps economically hedge the interest rate exposure on the NOK bonds due in 2015 through 2018. The Company has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK-denominated bonds due in 2015 through 2018. As at December 31, 2013, the Company was committed to the following cross currency swaps:

Notional Amount NOK	Notional Amount USD	Floating Rate Receivable		Fixed Rate Payable	Fair Value / Carrying Amount of	Remaining Term (years)
		Reference Rate	Margin		Asset / Liability
700,000	122,800	NIBOR	4.75%	5.52%	(8,550)	1.8
500,000	89,710	NIBOR	4.00%	4.80%	(8,185)	2.1
600,000	101,351	NIBOR	5.75%	7.49%	(5,503)	3.1
700,000	125,000	NIBOR	5.25%	6.88%	(13,247)	3.3
800,000	143,536	NIBOR	4.75%	5.93%	(11,744)	4.1
900,000	150,000	NIBOR	4.35%	6.43%	(4,990)	4.7

					(52,219)

Interest Rate Risk

The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. In addition, the Company holds interest rate swaps which exchange a payment of floating rate interest for a receipt of fixed interest in order to reduce the Company’s exposure to the variability of interest income on its restricted cash deposits. The Company has not designated any of its interest rate swap agreements in its consolidated entities as cash flow hedges for accounting purposes.

As at December 31, 2013, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt, restricted cash deposits and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt and restricted cash deposits were swapped with fixed-rate obligations or fixed-rate deposits:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	404,464	(66,829)	23.1	4.9
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	3,217,495	(306,428)	6.5	3.8
U.S. Dollar-denominated interest rate swaps (4)	LIBOR	300,000	4,735	0.2	1.7
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	469,011	81,118	23.1	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (5) (6)	EURIBOR	340,221	(31,651)	7.0	3.1

			(319,055)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of December 31, 2013, ranged from 0.3% to 4.5%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount of $200 million is fixed at 2.14%, unless LIBOR exceeds 6%, in which case the Company pays a floating rate of interest.
(4)	Inception date of swap is March 2014 ($300.0 million).
(5)	Principal amount reduces monthly to 70.1 million Euros ($96.3 million) by the maturity dates of the swap agreements.
(6)	Principal amount is the U.S. Dollar equivalent of 247.6 million Euros.

Tabular Disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current Portion of Derivative Assets	Derivative Assets	Accrued Liabilities	Current Portion of Derivative Liabilities	Derivative Liabilities
As at December 31, 2013
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	482	12	—	(1,819)	(155)
Interest rate swap agreements	21,779	69,785	(22,025)	(140,503)	(248,091)
Cross currency swap agreements	779	—	3	(1,677)	(51,324)

	23,040	69,797	(22,022)	(143,999)	(299,570)

As at December 31, 2012
Derivatives designated as a cash flow hedge:
Foreign currency contracts	441	—	—	(1)	—
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	2,506	—	—	(60)	—
Interest rate swap agreements	16,927	144,247	(22,312)	(115,774)	(525,225)
Cross currency swap agreements	11,795	4,334	719	—	(2,962)

	31,669	148,581	(21,593)	(115,835)	(528,187)

As at December 31, 2013, the Company had multiple interest rate swaps and cross currency swaps with the same counterparty that are subject to the same master agreement. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these interest rate swaps and cross currency swaps are presented on a gross basis in the Company’s consolidated balance sheets. As at December 31, 2013, these interest rate swaps and cross currency swaps had an aggregate fair value asset amount of $85.2 million and an aggregate fair value liability amount of $361.1 million.

Realized and unrealized gains (losses) from derivative instruments that are not designated for accounting purposes as cash flow hedges, are recognized in earnings and reported in realized and unrealized gains (losses) on non-designated derivatives in the consolidated statements of income (loss). The effect of the gain (loss) on derivatives not designated as hedging instruments in the statements of income (loss) are as follows:

	Year Ended December 31, 2013 $	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $
Realized (losses) gains relating to:
Interest rate swap agreements	(122,439)	(123,277)	(132,931)
Interest rate swap agreement amendments and terminations	(35,985)	—	(149,666)
Foreign currency forward contracts	(2,027)	1,155	9,965
Forward freight agreements and bunker fuel swap contracts	—	—	36
Foinaven embedded derivative	—	11,452	—

	(160,451)	(110,670)	(272,596)

Unrealized gains (losses) relating to:
Interest rate swap agreements	182,800	26,770	(58,405)
Foreign currency forward contracts	(3,935)	6,933	(11,399)
Foinaven embedded derivative	—	(3,385)	(322)

	178,865	30,318	(70,126)

Total realized and unrealized gains (losses) on derivative instruments	18,414	(80,352)	(342,722)

Realized and unrealized (losses) gains of the cross currency swaps are recognized in earnings and reported in foreign currency exchange (loss) gain in the consolidated statements of income (loss). The effect of the (loss) gain on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Year Ended December 31,
	2013	2012	2010
	$	$	$
Realized gain on partial termination of cross currency swap	6,800	—	—
Realized gains	2,089	3,628	2,881
Unrealized (losses) gains	(65,387)	10,715	(1,583)

Total realized and unrealized (losses) gains on cross currency swaps	(56,498)	14,343	1,298

The Company is exposed to credit loss to the extent the fair value represents an asset (see above) in the event of non-performance by the counterparties to the foreign currency forward contracts, and cross currency and interest rate swap agreements; however, the Company does not anticipate non-performance by any of the counterparties. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A—or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.